Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, (Loss) Gain [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ (12,976)	$ 21,337	$ 28,349
Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	19	(1,129)	(1,021)
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(8,627)	15,877	21,783
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(2,059)	3,127	4,282
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ (2,309)	$ 3,462	$ 3,305